Average Annual Total Returns		12 Months Ended	49 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	11.33%
FTSE EPRA Nareit IdealRatings Developed REITs Islamic Green Capped Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	FTSE EPRA Nareit IdealRatings Developed REITs Islamic Green Capped Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		3.70%	(3.89%)
ETFB Green SRI REITs ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.91%	(3.61%)
Performance Inception Date	Dec. 08, 2021
ETFB Green SRI REITs ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.97%	(4.49%)
ETFB Green SRI REITs ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		2.43%	(3.00%)